UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2018

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Segall Bryant & Hamill Emerging Markets Fund

(Class A: SBHEX)

(Class I: SBEMX)

Segall Bryant & Hamill International Small Cap Fund

(Class A: SBHSX)

(Class I: SBSIX)

ANNUAL REPORT

October 31, 2018

Segall Bryant & Hamill Funds

Each a series of Investment Managers Series Trust

Table of Contents

Segall Bryant & Hamill Emerging Markets Fund
Shareholder Letter	1
Fund Performance	3
Schedule of Investments	5
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	23
Segall Bryant & Hamill International Small Cap Fund
Shareholder Letter	25
Fund Performance	27
Schedule of Investments	29
Statement of Assets and Liabilities	42
Statement of Operations	43
Statements of Changes in Net Assets	44
Financial Highlights	45
Notes to Financial Statements	47
Report of Independent Registered Public Accounting Firm	59
Supplemental Information	60
Expense Examples	67

This report and the financial statements contained herein are provided for the general information of the shareholders of the Segall Bryant & Hamill Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.sbhfunds.com

Segall Bryant & Hamill Emerging Markets Fund (SBEMX & SBHEX):

For the 12 months ended October 31, 2018, emerging markets declined 12.5%, as measured by the MSCI Emerging Markets Index. All regions in the index ended the period down, with Latin America performing the best with a loss of only -2.4%. Brazil (+4.8%) and Colombia (+3.6%) were the best-performing countries in Latin America on optimism over higher oil prices, as well a more pro-market regime being elected in Brazil. Europe, the Middle East and Africa (-9.8%) and Asia (-14.6%) ended the period with more substantial losses. Turkey (-43.1%) was the worst-performing country over the time frame as investors became concerned about the country’s euro-denominated debt, as well as possible sanctions from the United States over a political dispute. Energy was the only sector with a positive return, which was driven by a 20% rise in oil prices over the period. Consumer Discretionary (-27.3%) and Real Estate (-21.4%) were the worst-performing sectors as worries of the impacts of a trade war on emerging economies took a toll on consumers.

The Emerging Markets Class I portfolio returned -14.8% for the 12 months ended October 31, 2018, underperforming its benchmark index by 2.3%. The Emerging Markets Class A portfolio returned -15.0% over the period, underperforming its benchmark by 2.5%

Value finally returned to favor in the emerging markets space as the MSCI Emerging Markets Value Index (-8.3%) outperformed the MSCI Emerging Markets Growth Index (-16.7%) by 8.4% over the past 12 months. This reversal had a limited impact on the portfolio’s relative performance as much of value’s advantage was due to sector differences and large individual positions, both areas that we seek to neutralize as part of our portfolio construction methodology. Our methodology insulated the portfolio from growth’s 11.6% advantage in the relevant 2017 period, allowing our stock selection models to add value and the portfolio to outperform. Value remains substantially below trend over the long-term periods.

On a country basis, our stock selection performance was mixed, with nearly half of the countries adding value and half detracting. Stock selection in Brazil, South Africa and Colombia were the largest individual contributors to outperformance while India, Taiwan and Russia were the largest drags. Stock selection within sectors was also mixed, with strength in the Consumer Discretionary, Consumer Staples and Materials sectors being more than offset by weakness in Financials, Information Technology and Health Care.

The 2018 fund year was very challenging for emerging markets investors, especially when compared to domestic U.S. markets. The silver lining of this underperformance is that valuation spreads between the developed markets and emerging markets are now as stretched as they were in the Technology, Media and Telecoms (TMT) bubble of the early 2000s, offering a compelling opportunity.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and current month-end performance may be obtained by calling (866) 490-4999.

SEGALL BRYANT & HAMILL

540 West Madison Street, Suite 1900

Chicago, IL 60661

Thank you for your continued support.

Scott Decatur, Ph.D.

Principal, Senior Portfolio Manager

Nicholas Fedako, CFA

Principal, Senior Portfolio Manager

Foreign & Emerging Markets Investing Risks: As a result of political or economic instability in foreign countries, there can be special risks associated with investing in foreign securities, including fluctuations in currency exchange rates, increased price volatility and difficulty obtaining information. In addition, emerging markets may present additional risk due to potential for greater economic and political instability in less developed countries. Small Cap Risk: The Fund’s investments in small capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies

The views in this letter were as of October 31st and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

SEGALL BRYANT & HAMILL

540 West Madison Street, Suite 1900

Chicago, IL 60661

Segall Bryant & Hamill Emerging Markets Fund

FUND PERFORMANCE at October 31, 2018 (Unaudited)

This graph compares a hypothetical $1,000,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the MSCI Emerging Markets Index. The performance graph above is shown for the Fund’s Class I shares, Class A shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI Emerging Markets Index captures large and mid cap representation across 24 Emerging Markets (EM) countries. With 1,100 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Return as of October 31, 2018	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A1,3	-14.96%	-0.33%	-0.38%	06/30/14
Class I²	-14.81%	-0.16%	-0.18%	06/30/11
After deducting maximum sales charge
Class A1,3	-19.86%	-1.50%	-1.18%	06/30/14
MSCI Emerging Markets Index	-12.52%	0.78%	-0.04%	06/30/11
[1]	The maximum sales charge for Class A shares were 5.75%. No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[2]	Class I shares do not have an initial or contingent deferred sales charge.
[3]	Class I started on June 30, 2011. Class A started on June 30, 2014. The performance figures for Class A include the performance for Class I for the periods prior to the start date of Class A, adjusted for the difference in Class A and Class I expenses. Class A imposes higher expenses than Class I.

Segall Bryant & Hamill Emerging Markets Fund

FUND PERFORMANCE at October 31, 2018 (Unaudited) - Continued

The Fund acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (The “Predecessor Fund”), a series of Glenmede Fund Inc. on October 29, 2015. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the graph and the performance table above for the periods prior to October 29, 2015, reflect the performance of the Predecessor Fund.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (866) 490-4999.

Gross and net expense ratios for the Class A shares were 2.87% and 1.48%, respectively, and for Class I shares were 2.62% and 1.23% respectively, which were the amounts stated in the current prospectus dated March 1, 2018. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.48% and 1.23% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until February 28, 2019, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee.

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2018

Number of Shares		Value
	Common Stocks – 96.2%
	Brazil – 4.8%
4,000	Banco Bradesco S.A.	$32,514
2,500	Banco Santander Brasil S.A. - ADR	28,325
22,000	Banestes S.A. Banco do Estado do Espirito Santo	23,055
9,700	CCR S.A.	28,593
6,000	Cia de Saneamento de Minas Gerais-COPASA	82,709
6,400	Itau Unibanco Holding S.A. - ADR	84,288
16,317	Itausa - Investimentos Itau S.A.	51,562
72,500	JBS S.A.	199,684
5,000	MRV Engenharia e Participacoes S.A.	16,982
12,800	Petroleo Brasileiro S.A. - ADR	208,000
4,200	Qualicorp Consultoria e Corretora de Seguros S.A.	16,252
2,900	Sao Martinho S.A.	15,118
13,800	Telefonica Brasil S.A. - ADR	160,080
13,400	Tupy S.A.	63,012
33,974	Vale S.A. - ADR	513,007
1,600	Wilson Sons Ltd.	17,627
		1,540,808
	Chile – 1.2%
87,831	AES Gener S.A.	24,601
7,412	AntarChile S.A.	110,540
106,864	Blumar S.A.	37,771
116,663	Colbun S.A.	21,888
16,388	Empresas CMPC S.A.	56,103
7	Enel Chile S.A. - ADR	30
10,046	Engie Energia Chile S.A.	16,711
80,000	Grupo Security S.A.	32,932
1,330	Inversiones La Construccion S.A.	20,021
103,232	Socovesa S.A.	53,840
		374,437
	China – 29.9%
24,000	Agile Group Holdings Ltd.	27,575
358,000	Agricultural Bank of China Ltd. - Class H	157,585
5,400	Alibaba Group Holding Ltd. - ADR *	768,312
13,500	Anhui Conch Cement Co., Ltd. - Class H	69,972
24,000	Anhui Expressway Co., Ltd. - Class H	13,923
56,000	APT Satellite Holdings Ltd.	17,995
126,000	AVIC International Holdings Ltd. - Class H	61,094
79,000	BAIC Motor Corp. Ltd. - Class H [1]	44,597
600	Baidu, Inc. - ADR *	114,036
446,000	Bank of China Ltd. - Class H	190,014
194,000	Bank of Communications Co., Ltd. - Class H	145,742
45,295	Bank of Nanjing Co., Ltd. - Class A	47,788

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHINA (Continued)
156,000	Bank of Zhengzhou Co., Ltd. - Class H * 1	$80,256
288,000	CGN New Energy Holdings Co., Ltd.	37,908
21,000	China Aircraft Leasing Group Holdings Ltd.	21,293
130,000	China Aoyuan Property Group Ltd.	76,314
189,000	China CITIC Bank Corp. Ltd. - Class H	117,148
697,000	China Construction Bank Corp. - Class H	553,103
839,000	China Datang Corp. Renewable Power Co., Ltd. - Class H	102,901
463,000	China Everbright Bank Co., Ltd. - Class H	206,661
23,000	China Evergrande Group	55,148
37,000	China Lesso Group Holdings Ltd.	19,545
24	China Literature Ltd. * 1	130
68,000	China Lumena New Materials Corp. * 2,3	-
52,000	China Machinery Engineering Corp. - Class H	23,725
6,000	China Metal Recycling Holdings Ltd. * 2,3	-
147,000	China Minsheng Banking Corp. Ltd. - Class H	108,544
40,500	China Mobile Ltd.	379,397
36,000	China National Building Material Co., Ltd. - Class H	25,883
20,000	China Overseas Land & Investment Ltd.	62,876
166,000	China Petroleum & Chemical Corp. - Class H	135,220
18,000	China Railway Construction Corp. Ltd. - Class H	22,860
88,000	China Resources Cement Holdings Ltd.	78,115
22,000	China Resources Land Ltd.	74,826
24,000	China Resources Power Holdings Co., Ltd.	42,226
65,500	China Shenhua Energy Co., Ltd. - Class H	148,189
41,000	China Shineway Pharmaceutical Group Ltd.	47,880
229,000	China Suntien Green Energy Corp. Ltd. - Class H	58,547
9,800	China Taiping Insurance Holdings Co., Ltd.	32,918
128,000	China Telecom Corp. Ltd. - Class H	60,561
2,400	China Yuchai International Ltd.	34,584
178,000	Chongqing Machinery & Electric Co., Ltd. - Class H	10,941
118,000	CNOOC Ltd.	200,951
218,000	Consun Pharmaceutical Group Ltd.	151,735
54,000	Country Garden Holdings Co., Ltd.	58,112
139,000	Dah Chong Hong Holdings Ltd.	47,140
25,000	Daqin Railway Co., Ltd. - Class A	28,979
32,000	Future Land Development Holdings Ltd.	18,459
93,000	Goldlion Holdings Ltd.	36,645
13,974	Gree Electric Appliances, Inc. of Zhuhai - Class A *	76,772
26,000	Guangzhou R&F Properties Co., Ltd. - Class H	41,053
46,000	Hisense Kelon Electrical Holdings Co., Ltd. - Class H	33,393
13,000	Hua Hong Semiconductor Ltd. [1]	22,691
144,000	Huaneng Renewables Corp. Ltd. - Class H	37,061
25,469	Huayu Automotive Systems Co., Ltd. - Class A	63,949
444,000	Industrial & Commercial Bank of China Ltd. - Class H	301,243

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHINA (Continued)
85,500	Kingboard Holdings Ltd.	$229,671
179,000	Kingboard Laminates Holdings Ltd.	137,416
26,000	Kunlun Energy Co., Ltd.	29,582
42,000	Lee & Man Chemical Co., Ltd.	25,554
20,000	Lee & Man Paper Manufacturing Ltd.	17,172
70,000	Lee's Pharmaceutical Holdings Ltd.	52,570
14,500	Legend Holdings Corp. - Class H [1]	39,437
20,000	Logan Property Holdings Co., Ltd.	18,522
50,000	Lonking Holdings Ltd.	11,273
59,500	Luye Pharma Group Ltd. [1]	46,185
530,000	Maoye International Holdings Ltd.	37,989
12,000	Nexteer Automotive Group Ltd.	16,921
30,000	Nine Dragons Paper Holdings Ltd.	28,730
174,000	Overseas Chinese Town Asia Holdings Ltd.	49,586
299,000	PAX Global Technology Ltd.	147,407
32,000	PetroChina Co., Ltd. - Class H	23,008
10,000	Ping An Insurance Group Co. of China Ltd. - Class H	94,540
320,000	Postal Savings Bank of China Co., Ltd. - Class H [1]	191,457
36,000	Qingdao Port International Co., Ltd. - Class H * 1	21,087
142,000	Qingling Motors Co., Ltd. - Class H	36,815
27,000	Regal International Airport Group Co., Ltd.	24,201
61,000	Sany Heavy Equipment International Holdings Co., Ltd.	17,595
13,000	Shanghai Industrial Holdings Ltd.	27,378
66,000	Shengjing Bank Co., Ltd. - Class H [1]	29,066
85,800	Shenzhen Overseas Chinese Town Co., Ltd. - Class A	71,291
37,000	Shimao Property Holdings Ltd.	72,906
66,000	Shougang Fushan Resources Group Ltd.	13,360
129,500	Sino-Ocean Group Holding Ltd.	50,905
36,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H	15,820
3,600	Sinopharm Group Co., Ltd. - Class H	17,440
303,000	Sinosoft Technology Group Ltd.	86,808
108,000	Sinotruk Hong Kong Ltd.	156,163
132,000	Skyworth Digital Holdings Ltd.	30,568
25,000	Spring Real Estate Investment Trust - REIT	15,015
803,000	Springland International Holdings Ltd.	164,860
66,000	TCL Electronics Holdings Ltd.	26,900
32,200	Tencent Holdings Ltd.	1,103,141
42,500	Texhong Textile Group Ltd.	51,332
184,000	Tianjin Port Development Holdings Ltd.	18,768
70,000	Tianneng Power International Ltd.	56,175
364,000	Time Watch Investments Ltd.	51,523
200,000	Tongda Group Holdings Ltd.	25,868
23,000	Want Want China Holdings Ltd.	16,455
78,000	Wasion Holdings Ltd.	38,261

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHINA (Continued)
28,700	Weichai Power Co., Ltd. - Class A	$30,801
96,000	Weichai Power Co., Ltd. - Class H	94,906
140,000	Weiqiao Textile Co. - Class H	44,992
47,000	Xinhua Winshare Publishing and Media Co., Ltd. - Class H	29,479
226,000	Xinyi Solar Holdings Ltd.	70,708
76,000	Yanzhou Coal Mining Co., Ltd. - Class H	72,281
28,000	Yuexiu Transport Infrastructure Ltd.	22,440
88,000	Yunnan Water Investment Co., Ltd. - Class H	23,650
28,000	Yuzhou Properties Co., Ltd.	9,996
5,100	YY, Inc. - ADR *	325,890
		9,556,379
	Colombia – 0.4%
4,500	Ecopetrol S.A. - ADR	104,670
64,732	Grupo Aval Acciones y Valores S.A.	22,117
		126,787
	Czech Republic – 0.1%
15,126	Moneta Money Bank A.S. [1]	50,153

	Egypt – 0.4%
95,125	Eastern Tobacco	85,411
4,580	Faisal Islamic Bank of Egypt	3,627
50,135	Telecom Egypt Co.	29,528
		118,566
	Greece – 0.3%
1,902	Aegean Airlines S.A.	14,391
2,693	Bank of Greece	37,822
659	Motor Oil Hellas Corinth Refineries S.A.	15,600
2,310	Mytilineos Holdings S.A.	20,402
		88,215
	Hungary – 0.0%
11,641	Magyar Telekom Telecommunications PLC	15,875

	India – 9.1%
6,156	Balmer Lawrie & Co., Ltd.	16,255
68,088	Balrampur Chini Mills Ltd. *	98,672
11,619	Bharat Petroleum Corp. Ltd.	43,331
13,375	Coal India Ltd.	48,205
2,046	Cyient Ltd.	17,208
12,904	Dewan Housing Finance Corp. Ltd.	39,244
34,488	FDC Ltd. *	94,079
1,370	GAIL India Ltd. - GDR	40,859
7,269	Gayatri Projects Ltd. *	18,580
16,205	Granules India Ltd.	21,610

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
2,538	Graphite India Ltd.	$32,678
10,344	Greaves Cotton Ltd.	16,283
59,617	Gujarat Ambuja Exports Ltd.	195,416
22,239	HCL Technologies Ltd.	317,930
14,858	Hindalco Industries Ltd.	44,300
11,468	Hindustan Petroleum Corp. Ltd.	34,899
7,998	Indiabulls Housing Finance Ltd.	90,210
6,326	Indiabulls Housing Finance Ltd. - GDR	71,400
5,560	Indian Bank *	19,003
22,604	Indian Oil Corp. Ltd.	42,411
11,000	Infosys Ltd. - ADR	104,170
14,678	IRB Infrastructure Developers Ltd.	27,732
21,118	Jagran Prakashan Ltd.	31,689
29,998	Jamna Auto Industries Ltd.	29,034
30,679	JK Tyre & Industries Ltd.	43,166
12,647	JSW Steel Ltd.	58,064
24,638	Mangalore Refinery & Petrochemicals Ltd.	27,291
23,099	Muthoot Finance Ltd.	127,837
20,798	Nava Bharat Ventures Ltd.	32,588
28,656	NCC Ltd.	29,116
6,426	NIIT Technologies Ltd.	106,722
16,198	NMDC Ltd.	23,929
13,270	NTPC Ltd.	28,651
24,278	Oil & Natural Gas Corp. Ltd.	50,291
12,130	Oil India Ltd.	32,393
12,614	Petronet LNG Ltd.	38,475
60,280	Power Finance Corp. Ltd.	77,862
17,631	Power Grid Corp. of India Ltd.	44,319
5,087	Shriram Transport Finance Co., Ltd.	80,353
11,717	Sun TV Network Ltd.	103,047
5,334	Tata Steel Ltd.	39,997
7,389	Tata Steel Ltd. - GDR	53,326
6,745	Tech Mahindra Ltd.	67,937
5,756	TV Today Network Ltd.	31,886
3,693	Vaibhav Global Ltd. *	36,965
8,500	Vedanta Ltd. - ADR	94,690
28,837	Vijaya Bank	17,155
20,616	Welspun India Ltd.	16,437
16,615	Wockhardt Ltd. *	111,297
12,953	Yes Bank Ltd.	32,942
		2,901,934
	Indonesia – 2.2%
372,500	Adaro Energy Tbk P.T.	40,478

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA (Continued)
137,300	Adhi Karya Persero Tbk P.T.	$10,176
92,000	Adira Dinamika Multi Finance Tbk P.T.	49,623
192,300	Astra Otoparts Tbk P.T.	18,218
197,500	Bank Negara Indonesia Persero Tbk P.T.	95,362
1,255,800	BFI Finance Indonesia Tbk P.T.	43,781
63,300	Bukit Asam Tbk P.T.	17,778
102,600	Charoen Pokphand Indonesia Tbk P.T.	37,163
128,300	Erajaya Swasembada Tbk P.T.	14,350
41,400	Indah Kiat Pulp & Paper Corp. Tbk P.T.	34,696
94,200	Indomobil Sukses Internasional Tbk P.T.	11,761
166,300	Link Net Tbk P.T.	48,022
338,900	Media Nusantara Citra Tbk P.T.	17,437
795,100	Mitra Pinasthika Mustika Tbk P.T.	40,306
126,300	PP Persero Tbk P.T.	11,083
203,900	Ramayana Lestari Sentosa Tbk P.T.	15,973
2,136,200	Tunas Baru Lampung Tbk P.T.	125,038
21,900	United Tractors Tbk P.T.	48,351
137,900	Waskita Karya Persero Tbk P.T.	13,092
186,100	Wijaya Karya Persero Tbk P.T.	13,489
		706,177
	Malaysia – 2.6%
7,200	AEON Credit Service M Bhd	26,009
64,600	AirAsia Group Bhd	40,588
45,500	Berjaya Sports Toto Bhd	22,845
48,700	Bermaz Auto Bhd	22,113
47,600	BIMB Holdings Bhd	41,668
27,900	Genting Bhd	48,962
32,900	Hong Leong Financial Group Bhd	144,651
182,100	Malaysia Building Society Bhd	40,989
99,375	Matrix Concepts Holdings Bhd	43,925
22,300	Oriental Holdings BHD	32,135
241,800	OSK Holdings Bhd	52,636
27,400	Petronas Chemicals Group Bhd	61,265
30,900	RHB Bank Bhd	38,657
29,300	Sime Darby Bhd	15,412
29,000	Supermax Corp. Bhd	22,101
53,118	Syarikat Takaful Malaysia Keluarga Bhd	49,416
38,000	Tenaga Nasional Bhd	133,575
		836,947
	Mexico – 2.6%
44,200	Alfa S.A.B. de C.V. - Class A	46,586
5,900	America Movil S.A.B. de C.V. - ADR	84,901
113,400	Consorcio ARA S.A.B. de C.V.	30,090

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
52,000	Credito Real S.A.B. de C.V. SOFOM ER	$59,492
25,800	Fibra MTY SAPI de C.V. - REIT	15,622
38,200	Genomma Lab Internacional S.A.B. de C.V. - Class B *	24,541
44,900	Grupo Comercial Chedraui S.A. de C.V.	79,374
26,800	Grupo Financiero Banorte S.A.B. de C.V. - Class O	147,449
41,000	Grupo Mexico S.A.B. de C.V.	94,602
36,300	Industrias Bachoco S.A.B. de C.V.	133,150
3,010	Industrias Penoles S.A.B. de C.V.	42,424
15,600	Macquarie Mexico Real Estate Management S.A. de C.V. - REIT	15,190
45,100	Nemak S.A.B. de C.V. [1]	32,837
25,460	Rassini S.A.B. de C.V. - Class A	42,953
		849,211
	Peru – 0.2%
61,923	Ferreycorp S.A.A.	38,754
681	Intercorp Financial Services, Inc.	25,401
400	Sociedad Minera Cerro Verde S.A.A.	8,004
		72,159
	Philippines – 1.0%
161,100	Alliance Global Group, Inc. *	34,309
18,760	Asia United Bank Corp.	20,862
25,220	Cebu Air, Inc.	30,145
56,300	First Gen Corp.	16,459
196,000	Lopez Holdings Corp.	15,496
127,500	LT Group, Inc.	34,553
4,600	PLDT, Inc. - ADR	116,932
48,480	Semirara Mining & Power Corp.	25,355
177,500	Vista Land & Lifescapes, Inc.	17,538
		311,649
	Poland – 1.0%
1,935	Bank Handlowy w Warszawie S.A.	35,291
2,588	Dom Development S.A.	45,629
572	Firma Oponiarska Debica S.A.	15,801
2,338	Grupa Lotos S.A.	42,157
2,038	Jastrzebska Spolka Weglowa S.A. *	39,180
27,225	LC Corp. S.A.	17,028
2,744	PKP Cargo S.A. *	28,777
9,034	Powszechny Zaklad Ubezpieczen S.A.	92,064
		315,927
	Qatar – 1.1%
1,711	Barwa Real Estate Co.	17,570
28,466	Commercial Bank QSC	323,634

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	QATAR (Continued)
904	Ooredoo QSC	$17,128
		358,332
	Russia – 3.4%
11,000	Alrosa PJSC	16,682
1,565	Bashneft PAO	45,775
1,146	Cherkizovo Group PJSC	18,615
18,880,000	Federal Grid Co. Unified Energy System PJSC	43,851
25,400	Gazprom Neft PJSC	148,515
48,083	Gazprom PJSC - ADR	227,360
3,770,000	IDGC of Centre and Volga Region PJSC	15,372
1,647	LUKOIL PJSC - ADR	122,799
126,900	Magnitogorsk Iron & Steel OJSC	92,262
102,780	Sberbank of Russia PJSC	295,419
125,200	Surgutneftegas OJSC	50,352
40	VSMPO-AVISMA Corp. PJSC	9,528
		1,086,530
	South Africa – 6.2%
21,150	Absa Group Ltd.	213,706
2,828	African Rainbow Minerals Ltd.	23,941
2,047	Assore Ltd.	42,756
13,382	Astral Foods Ltd.	179,588
46,056	Blue Label Telecoms Ltd.	16,203
133,889	Delta Property Fund Ltd. - REIT	54,323
5,299	Exxaro Resources Ltd.	54,197
14,200	Harmony Gold Mining Co., Ltd. - ADR	26,128
7,276	Invicta Holdings Ltd.	16,499
377,577	Merafe Resources Ltd.	39,927
20,054	Metair Investments Ltd.	19,711
2,954	Naspers Ltd. - N Shares	518,134
12,975	Nedbank Group Ltd.	219,344
47,443	RMB Holdings Ltd.	239,628
7,131	Sappi Ltd.	40,066
3,364	Sasol Ltd.	109,935
45,137	Telkom S.A. SOC Ltd.	164,148
		1,978,234
	South Korea – 13.3%
986	Aekyung Petrochemical Co., Ltd.	7,133
1,228	Chongkundang Holdings Corp.	60,603
70	CJ CheilJedang Corp.	19,967
595	Daelim Industrial Co., Ltd.	39,834
1,709	Daesang Corp.	33,938
4,181	Daewon Pharmaceutical Co., Ltd.	59,505

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
2,318	DB HiTek Co., Ltd.	$23,226
7,886	Dongwha Pharm Co., Ltd.	62,962
629	Dongwon Industries Co., Ltd.	133,695
2,081	Doosan Infracore Co., Ltd. *	14,148
299	E1 Corp.	15,910
6,217	Eugene Corp.	28,715
1,024	GS Engineering & Construction Corp.	37,759
861	GS Holdings Corp.	36,746
148	GS Home Shopping, Inc.	25,266
5,658	Hana Financial Group, Inc.	190,593
1,783	Hanmi Semiconductor Co., Ltd.	14,456
1,884	HDC Holdings Co., Ltd.	27,951
435	HDC Hyundai Development Co.-Engineering & Construction - Class E *	16,861
8,198	Huvis Corp.	53,273
425	Hyosung Corp.	19,206
730	Hyundai Corp.	15,614
3,364	Hyundai Motor Securities Co., Ltd.	25,275
12,248	Industrial Bank of Korea	159,940
537	IS Dongseo Co., Ltd.	14,652
1,350	Jeju Air Co., Ltd.	36,553
1,800	KB Financial Group, Inc. - ADR	74,790
6,165	Kia Motors Corp.	154,099
276	KIWOOM Securities Co., Ltd.	18,434
700	Korea Gas Corp. *	32,112
661	Korea Investment Holdings Co., Ltd.	34,568
18,222	Korea Real Estate Investment & Trust Co., Ltd.	37,674
2,084	KT Skylife Co., Ltd.	22,731
420	Kumho Petrochemical Co., Ltd.	31,906
2,440	LF Corp.	47,008
1,779	LG Corp.	103,649
255	Lotte Chemical Corp.	58,916
70	Lotte Food Co., Ltd.	40,297
410	LOTTE Himart Co., Ltd.	20,248
3,051	Meritz Financial Group, Inc.	27,764
7,872	Orion Holdings Corp.	108,495
2,700	POSCO - ADR	155,574
1,492	S&T Motiv Co., Ltd.	34,536
188	Samchully Co., Ltd.	15,116
35,500	Samsung Electronics Co., Ltd.	1,328,971
1,564	Samsung Securities Co., Ltd.	36,950
529	SFA Engineering Corp.	18,118
1,000	Shinhan Financial Group Co., Ltd. - ADR	37,010
382	Shinyoung Securities Co., Ltd.	19,076
519	Silicon Works Co., Ltd.	18,078

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
5,173	SK Hynix, Inc.	$311,546
6,400	SK Telecom Co., Ltd. - ADR	165,824
407	Spigen Korea Co., Ltd.	15,348
10,947	Sungwoo Hitech Co., Ltd.	33,499
2,582	Taeyoung Engineering & Construction Co., Ltd.	21,665
3,510	WiSoL Co., Ltd.	48,004
		4,245,787
	Taiwan – 11.9%
18,000	Ardentec Corp.	15,701
60,000	Asia Cement Corp.	63,617
12,000	Career Technology MFG. Co., Ltd.	16,647
9,000	Catcher Technology Co., Ltd.	91,001
116,000	Central Reinsurance Co., Ltd.	62,409
33,000	Chailease Holding Co., Ltd.	94,649
24,000	Cheng Loong Corp.	15,328
46,000	Cheng Uei Precision Industry Co., Ltd.	31,760
38,192	China General Plastics Corp.	22,686
10,000	Chipbond Technology Corp.	18,418
2,000	Chlitina Holding Ltd.	13,370
41,000	Chung Hung Steel Corp. *	15,681
2,400	Chunghwa Telecom Co., Ltd. - ADR	84,192
88,000	Compal Electronics, Inc.	48,609
17,000	Compeq Manufacturing Co., Ltd.	10,919
43,000	Continental Holdings Corp.	18,050
22,000	Coretronic Corp.	30,274
121,000	CTBC Financial Holding Co., Ltd.	81,025
12,000	Darfon Electronics Corp.	13,835
16,400	Elan Microelectronics Corp.	30,639
68,000	Far Eastern Department Stores Ltd.	34,011
7,000	FLEXium Interconnect, Inc.	17,697
2,000	Formosa Sumco Technology Corp.	6,856
16,000	Gigabyte Technology Co., Ltd.	21,037
7,000	Globalwafers Co., Ltd.	55,724
49,000	Grand Pacific Petrochemical	33,166
126,120	Great Wall Enterprise Co., Ltd.	123,041
24,000	Hannstar Board Corp.	16,448
37,000	Hey Song Corp.	33,271
6,000	Holy Stone Enterprise Co., Ltd.	18,931
25,000	Inventec Corp.	20,205
18,000	ITEQ Corp.	23,109
105,000	Jih Sun Financial Holdings Co., Ltd.	30,498
19,000	King Yuan Electronics Co., Ltd.	11,128
3,000	Lotes Co., Ltd.	16,852

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
45,900	Macronix International	$25,557
10,000	Micro-Star International Co., Ltd.	22,277
40,000	Nanya Technology Corp.	66,790
19,000	Oriental Union Chemical Corp.	17,242
41,000	Powertech Technology, Inc.	89,935
70,000	President Securities Corp.	28,364
132,000	Prince Housing & Development Corp.	43,111
32,000	Qisda Corp.	18,199
8,000	Radiant Opto-Electronics Corp.	21,024
14,400	Ruentex Industries Ltd.	36,183
577,502	Shin Kong Financial Holding Co., Ltd.	190,404
42,000	Shinkong Insurance Co., Ltd.	48,711
49,000	Shinkong Synthetic Fibers Corp.	16,587
12,000	Shinkong Textile Co., Ltd.	15,763
18,000	Sigurd Microelectronics Corp.	16,183
3,000	Simplo Technology Co., Ltd.	17,447
16,000	Sino-American Silicon Products, Inc.	29,962
95,000	Systex Corp.	190,343
18,000	TaiDoc Technology Corp.	75,821
80,800	Taiwan Cement Corp.	90,826
24,300	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	925,830
6,000	Taiwan Union Technology Corp.	16,514
12,000	Tripod Technology Corp.	28,996
178,000	United Microelectronics Corp.	67,832
35,640	UPC Technology Corp.	13,115
11,000	Wah Lee Industrial Corp.	17,254
104,000	Walsin Lihwa Corp.	51,726
7,000	Walsin Technology Corp.	29,580
85,008	Waterland Financial Holdings Co., Ltd.	27,643
15,000	WT Microelectronics Co., Ltd.	19,349
9,584	Yageo Corp.	98,275
43,000	YFY, Inc.	15,599
375,000	Yuanta Financial Holding Co., Ltd.	182,361
12,000	Zhen Ding Technology Holding Ltd.	27,456
		3,823,043
	Thailand – 2.7%
17,200	AAPICO Hitech PCL	12,908
4,900	Advanced Info Service PCL	28,995
1,800	Bangkok Insurance PCL	19,043
38,400	Banpu PCL	20,221
27,300	Dhipaya Insurance PCL	19,290
36,300	Esso Thailand PCL	15,867
42,100	Indorama Ventures PCL	69,064

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	THAILAND (Continued)
26,800	Krung Thai Bank PCL	$16,270
359,100	LH Financial Group PCL	16,242
17,000	PTT Exploration & Production PCL	71,203
31,600	PTT Global Chemical PCL	73,822
89,500	PTT PCL	137,626
22,400	Saha-Union PCL	30,576
28,200	Somboon Advance Technology PCL	17,286
55,800	SPCG PCL	34,027
8,200	Thai Stanley Electric PCL	59,614
149,100	Thai Vegetable Oil PCL	127,139
183,000	Thaicom PCL	47,309
10,700	Thanachart Capital PCL	17,026
8,200	Tisco Financial Group PCL	19,509
48,600	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust - REIT	16,404
		869,441
	Turkey – 0.9%
9,862	Aksa Akrilik Kimya Sanayii A.S.	15,978
24,654	Aksa Enerji Uretim A.S. *	16,794
81,201	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. - REIT	24,320
31,425	Eregli Demir ve Celik Fabrikalari TAS	50,996
4,446	TAV Havalimanlari Holding A.S.	18,510
14,005	Tekfen Holding A.S.	53,319
14,958	Turk Hava Yollari AO *	37,678
20,859	Turkiye Sise ve Cam Fabrikalari A.S.	17,665
23,667	Vestel Beyaz Esya Sanayi ve Ticaret A.S.	52,701
		287,961
	United Arab Emirates – 0.9%
109,727	Dubai Islamic Bank PJSC	157,128
63,117	Emaar Development PJSC	85,295
3,991	Emirates Telecommunications Group Co. PJSC	18,925
2,189	Orascom Construction Ltd.	13,681
		275,029
	Total Common Stocks (cost $31,685,976)	30,789,581
	Preferred Stocks – 4.0%
	Brazil – 3.0%
14,400	Banco do Estado do Rio Grande do Sul S.A. - Preference	76,846
62,000	Banco Pan S.A. - Preference	29,988
7,900	Cia de Saneamento do Parana - Preference	21,398
1,300	Cia de Transmissao de Energia Eletrica Paulista - Preference	22,828
5,300	Cia Paranaense de Energia - Preference	37,356

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	BRAZIL (Continued)
4,000	Gerdau S.A. - Preference	$17,477
169,883	Itausa - Investimentos Itau S.A. - Preference	513,095
15,400	Petroleo Brasileiro S.A. - ADR - Preference	228,228
		947,216
	RUSSIA – 0.2%
125,100	Surgutneftegas OAO - Preference	72,275

	SOUTH KOREA – 0.8%
8,150	Samsung Electronics Co., Ltd. - Preference	257,139

	Total Preferred Stocks (COst $1,023,706)	1,276,630

	Warrant – 0.0%
	Malaysia – 0.0%
4,260	Kim Loong Resources Bhd *	211

	Total Warrants (Cost $—)	211

Principal Amount
	SHORT-TERM INVESTMENTS – 0.2%
$61,723	UMB Money Market Fiduciary, 0.25% [4]	61,723

	Total Short-Term Investments (Cost $61,723)	61,723

	Total Investments – 100.4% (Cost $32,771,405)	32,128,145
	Liabilities in Excess of Other Assets – (0.4)%	(124,593)

	Total Net Assets – 100.0%	$32,003,552

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $557,896 which represents 1.7% of Net Assets.

Segall Bryant & Hamill Emerging Markets Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of these securities is $0.
[3]	Illiquid security, represents 0.0% of Net Assets. The total value of these securities is $0.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of October 31, 2018

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	26.1%
Technology	18.2%
Consumer Discretionary	9.6%
Materials	9.2%
Communications	8.3%
Energy	7.9%
Consumer Staples	6.5%
Industrials	4.8%
Utilities	2.9%
Health Care	2.7%
Total Common Stocks	96.2%
Preferred Stocks
Financials	1.9%
Energy	0.9%
Technology	0.8%
Utilities	0.3%
Materials	0.1%
Total Preferred Stocks	4.0%
Warrants
Consumer Staples	0.0%
Total Warrants	0.0%
Short-Term Investments	0.2%
Total Investments	100.4%
Liabilities in Excess of Other Assets	(0.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2018

Assets:
Investments, at value (cost $32,771,405)	$32,128,145
Receivables:
Investment securities sold	325,114
Dividends and interest	55,861
Due from Advisor	11,170
Prepaid expenses	727
Total assets	32,521,017

Liabilities:
Payables:
Investment securities purchased	220,435
Foreign currency, at value (cost $177,904) due to custodian	177,701
Distribution fees (Note 8)	450
Fund accounting fees	37,750
Custody fees	33,289
Auditing fees	18,753
Transfer agent fees and expenses	9,855
Fund administration fees	7,413
Trustees' deferred compensation (Note 4)	1,441
Chief Compliance Officer fees	1,209
Trustees' fees and expenses	1,120
Accrued other expenses	8,049
Total liabilities	517,465

Net Assets	$32,003,552

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	31,904,412
Total distributable earnings	99,140
Net Assets	$32,003,552

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$2,042,507
Shares of beneficial interest issued and outstanding	265,219
Redemption Price	$7.70
Maximum sales charge (5.75% of offering price)*	0.47
Maximum public offering price to public	$8.17

Class I Shares:
Net assets applicable to shares outstanding	$29,961,045
Shares of beneficial interest issued and outstanding	3,869,777
Offering and redemption price per share	$7.74

*	No sales charge applies on investments of $1,000,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2018

Investment Income:
Dividend (net of foreign withholding taxes of $158,376)	$1,274,968
Interest	206
Total investment income	1,275,174

Expenses:
Advisory fees	333,159
Fund accounting fees	159,862
Custody fees	149,306
Fund administration fees	83,828
Transfer agent fees and expenses	37,880
Auditing fees	18,624
Legal fees	17,702
Shareholder reporting fees	8,001
Distribution fees (Note 8)	7,417
Trustees' fees and expenses	6,851
Chief Compliance Officer fees	5,186
Miscellaneous	4,502
Registration fees	2,305
Insurance fees	1,248
Total expenses	835,871
Advisory fees waived	(333,159)
Other expenses absorbed	(39,977)
Net expenses	462,735
Net investment income	812,439

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	254,446 [1]
Foreign currency transactions	(81,718)
Net realized gain	172,728
Net change in unrealized appreciation/depreciation on:
Investments	(6,785,341)[2]
Foreign currency translations	(1,264)
Net change in unrealized appreciation/depreciation	(6,786,605)
Net realized and unrealized loss	(6,613,877)

Net Decrease in Net Assets from Operations	$(5,801,438)

[1]	Net of non-U.S. taxes $8,453.
[2]	Net of deferred non-U.S. tax decrease of $46,471

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$812,439	$471,161
Net realized gain on investments and foreign currency transactions	172,728	1,799,602
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(6,786,605)	4,387,409
Net increase (decrease) in net assets resulting from operations	(5,801,438)	6,658,172

Distributions to Shareholders:
Distributions:[1]
Class A	(144,172)
Class I	(1,573,006)
Total distributions to shareholders	(1,717,178)

From net investment income:
Class A		(17,094)
Class I		(365,702)
Total distributions to shareholders		(382,796)

Capital Transactions:
Net proceeds from shares sold:
Class A	379,788	1,818,190
Class I	4,972,314	8,212,581
Reinvestment of distributions:
Class A	138,846	17,094
Class I	704,841	156,205
Cost of shares redeemed:
Class A2	(1,078,667)	(137,832)
Class I3	(855,119)	(211,797)
Net increase in net assets from capital transactions	4,262,003	9,854,441

Total increase (decrease) in net assets	(3,256,613)	16,129,817

Net Assets:
Beginning of period	35,260,165	19,130,348
End of period[4]	$32,003,552	$35,260,165

Capital Share Transactions:
Shares sold:
Class A	38,766	221,972
Class I	520,268	986,247
Shares reinvested:
Class A	15,207	2,401
Class I	76,948	21,877
Shares redeemed:
Class A	(116,910)	(17,434)
Class I	(97,489)	(25,756)
Net increase from capital share transactions	436,790	1,189,307

[1]	The SEC eliminated the requirements to disclose components of distributions paid to shareholders in September 2018.
[2]	Net of redemption fees of $49 and $0, respectively.
[3]	Net of redemption fees of $141 and $0, respectively.
[4]	For the year ended October 31, 2017, net assets included accumulated undistributed net investment income of $392,820. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,				For the Period June 30, 2014* through October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.49	$7.60	$6.91	$8.43	$9.40
Income from Investment Operations:
Net investment income[1]	0.18	0.13	0.14	0.12	0.08
Net realized and unrealized gain (loss)	(1.53)	1.90	0.58	(1.50)	(0.50)
Total from investment operations	(1.35)	2.03	0.72	(1.38)	(0.42)

Less Distributions:
From net investment income	(0.13)	(0.14)	(0.03)	(0.14)	(0.13)
From net realized gain	(0.31)	-	-	-	(0.34)
Tax return of capital	-	-	-	-	(0.08)
Total distributions	(0.44)	(0.14)	(0.03)	(0.14)	(0.55)

Redemption fee proceeds[1]	- [2]	-	-	-	-

Net asset value, end of period	$7.70	$9.49	$7.60	$6.91	$8.43

Total return[3]	(14.96)%	27.27%	10.42%	(16.47)%	(4.49)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,043	$3,116	$921	$8	$107

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.49%	2.87%	5.58%	5.76%	1.48%[5]
After fees waived and expenses absorbed	1.48%	1.48%	1.48%	1.48%	1.48%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.96%	0.15%	(2.00)%	(2.92)%	2.34%[5,6]
After fees waived and expenses absorbed	1.97%	1.54%	2.10%	1.36%	2.34%[5]

Portfolio turnover rate	99%	97%	84%	95%	131%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Less than $0.01.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1,000,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$9.54	$7.63	$6.92	$8.44	$9.35
Income from Investment Operations:
Net investment income[1]	0.20	0.15	0.16	0.13	0.20
Net realized and unrealized gain (loss)	(1.54)	1.91	0.58	(1.49)	(0.34)
Total from investment operations	(1.34)	2.06	0.74	(1.36)	(0.14)

Less Distributions:
From net investment income	(0.15)	(0.15)	(0.03)	(0.16)	(0.21)
From net realized gain	(0.31)	-	-	-	(0.46)
Tax return of capital	-	-	-	-	(0.10)
Total distributions	(0.46)	(0.15)	(0.03)	(0.16)	(0.77)

Redemption fee proceeds[1]	- [2]	-	- [2]	-	- [2]

Net asset value, end of period	$7.74	$9.54	$7.63	$6.92	$8.44

Total return[3]	(14.81)%	27.68%	10.54%	(16.19)%	(1.44)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$29,961	$32,144	$18,209	$982	$7,882

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.24%	2.62%	5.33%	5.42%	1.12%
After fees waived and expenses absorbed	1.23%	1.23%	1.23%	1.25%	1.12%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.21%	0.40%	(1.75)%	(2.59)%	2.21%[5]
After fees waived and expenses absorbed	2.22%	1.79%	2.35%	1.58%	2.21%

Portfolio turnover rate	99%	97%	84%	95%	131%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund (SBSIX & SBHSX):

For the 12 months ended October 31, 2018, international small cap markets returned -7.8%, as measured by the MSCI EAFE Small Cap Index, as markets pulled back following the 27.5% gain recorded for the fund’s last fiscal year. All regions struggled for the period with Europe ex UK (-9.5%), United Kingdom (-7.9%) and Japan (-6.0%) all declining sharply. A significant portion of this decline was due to strength in the U.S. dollar, with both Europe ex UK (-6.5%) and the United Kingdom (-4.2%) faring better in local currency terms. The strength in the U.S. Dollar had multiple drivers, chief among them being the U.S. Federal Reserve (Fed) continuing to raise rates, while the rest of the developed world held interest rates steady or lowered. Only three of 10 sectors ended the period with a positive return with Energy (+10.6%), driven by a 20% rise in oil prices for the period, being the best performing. The other two positive sectors were the traditionally defensive Health Care (+2.7%) and Real Estate (+1.2%) sectors. Financials (-13.0%) was the worst-performing sector, followed by Industrials (-12.7%), Materials (-11.6%) and Consumer Discretionary (-10.8%).

The International Small Cap Class I portfolio returned -14.4% for the 12 months ended October 31, 2018, underperforming its benchmark by 6.6%. The International Small Cap Class A portfolio returned -14.7% for the period, underperforming its benchmark by 6.9%

For the fund’s fiscal year, value slightly trailed growth in the international small cap universe, as measured by the MSCI EAFE Small Cap Value (-8.0%) and MSCI EAFE Small Cap Growth (-7.7%) indices. Despite performing well over the long-term, value is now behind growth over the past three, five and ten years as of October 31, 2018.

Our stock selection for the period was disappointing, with the portfolio underperforming the benchmark in 15 of 21 countries in the universe. Japan had the largest negative impact, followed by Germany, Italy and Australia. Eight of 11 sectors had negative selection, with Information Technology, Industrials and Consumer Discretionary detracting the most. Our stock selection models underperformed over the 12 months, as the period was one of the unusual times in which market behavior was “inverted,” in that expensively valued companies led the market, including those of lower quality. We actively avoid these expensive and low-quality companies, which led to the portfolio’s underperformance versus the benchmark. The outperformance of the expensive companies has been driven almost entirely by an expansion in valuation multiples rather than the fundamentals of these expensive companies outperforming their normal growth. The recent underperformance of the types of securities that we focus on has led to opportunities that our strategy is seeking to taking advantage of, allowing us to further increase the quality level of the stocks in our portfolio, while maintaining our strong price advantage. We believe our strategy is now very well positioned, with valuation advantages not seen since the Technology, Media and Telecoms (TMT) bubble of the early 2000s, which gives us confidence for the coming year.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and current month-end performance may be obtained by calling (866) 490-4999.

SEGALL BRYANT & HAMILL

540 West Madison Street, Suite 1900

Chicago, IL 60661

Thank you for your continued support.

Scott Decatur, Ph.D.

Principal, Senior Portfolio Manager

Nicholas Fedako, CFA

Principal, Senior Portfolio Manager

Foreign & Emerging Markets Investing Risks: As a result of political or economic instability in foreign countries, there can be special risks associated with investing in foreign securities, including fluctuations in currency exchange rates, increased price volatility and difficulty obtaining information. In addition, emerging markets may present additional risk due to potential for greater economic and political instability in less developed countries. Small Cap Risk: The Fund’s investments in small capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies

The views in this letter were as of October 31st and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

SEGALL BRYANT & HAMILL

540 West Madison Street, Suite 1900

Chicago, IL 60661

Segall Bryant & Hamill International Small Cap Fund

FUND PERFORMANCE at October 31, 2018 (Unaudited)

This graph compares a hypothetical $1,000,000 investment in the Fund’s Class I shares, made at its inception, with a similar investment in the MSCI EAFE Small Cap Index. The performance graph above is shown for the Fund’s Class I shares, Class A shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The MSCI EAFE Small Cap Index is an equity index which captures small cap representation across Developed Markets countries around the world, excluding U.S. and Canada. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not available for investment.

Average Annual Total Return as of October 31, 2018	1 Year	5 Years	Since Inception	Inception Date
Before deducting maximum sales charge
Class A1,3	-14.68%	4.08%	5.88%	06/30/14
Class I2	-14.40%	4.32%	6.13%	05/31/11
After deducting maximum sales charge
Class A1,3	-19.57%	2.85%	5.04%	06/30/14
MSCI EAFE Small Cap Index	-7.81%	5.16%	6.04%	05/31/11

[1]	The maximum sales charge for Class A shares were 5.75%. No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[2]	Class I shares do not have initial or contingent deferred sales charge.
[3]	Class I started on June 30, 2011. Class A started on June 30, 2014. The performance figures for Class A include the performance for Class I for the periods prior to the start date of Class A, adjusted for the difference in Class A and Class I expenses. Class A imposes higher expenses than Class I.

The Fund acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund. Performance results show in the graph and the performance table above for the periods prior to October 29, 2015, reflect the performance of the Predecessor Fund.

Segall Bryant & Hamill International Small Cap Fund

FUND PERFORMANCE at October 31, 2018 (Unaudited) - Continued

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (866) 490-4999.

Gross and net expense ratios for the Class A shares were 1.47% and 1.28%, respectively and for Class I shares were 1.22% and 1.03% respectively, which were the amounts stated in the current prospectus dated March 1, 2018. For the Fund’s current one-year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual Fund operating expenses do not exceed 1.28% and 1.03% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until February 28, 2019, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such wavers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 90 days of purchase will be charged 2.00% redemption fee.

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2018

Number of Shares		Value
	Common Stocks – 98.6%
	Australia – 6.5%
1,187,478	Australian Pharmaceutical Industries Ltd.	$1,289,819
61,587	carsales.com Ltd.	533,819
36,909	Cedar Woods Properties Ltd.	138,530
437,781	Charter Hall Retail REIT - REIT	1,319,481
292,143	CSR Ltd.	732,871
479,445	Downer EDI Ltd.	2,360,522
416,583	FlexiGroup Ltd.	453,961
96,582	IOOF Holdings Ltd.	467,152
454,142	Link Administration Holdings Ltd.	2,420,225
131,043	McMillan Shakespeare Ltd.	1,536,936
687,915	Metcash Ltd.	1,344,506
35,574	Perpetual Ltd.	875,013
1,539,466	Resolute Mining Ltd.	1,138,056
469,545	Sandfire Resources NL	2,220,239
14,586	Seven Group Holdings Ltd.	184,275
2,213,227	Seven West Media Ltd. *	1,226,593
306,754	St Barbara Ltd.	905,555
352,866	Super Retail Group Ltd.	1,809,610
433,324	Tassal Group Ltd.	1,269,040
169,195	Virtus Health Ltd.	603,032
432,121	Whitehaven Coal Ltd.	1,492,701
		24,321,936
	Austria – 1.0%
43,056	Austria Technologie & Systemtechnik A.G.	1,019,865
44,982	EVN A.G.	786,637
3,289	Kapsch TrafficCom A.G.	117,345
21,490	Porr Ag	581,732
144,936	Telekom Austria A.G. *	1,076,883
		3,582,462
	Belgium – 1.3%
53,702	AGFA-Gevaert N.V. *	239,758
902	Barco N.V.	102,706
4,651	bpost S.A.	70,585
598,353	Econocom Group S.A.	1,872,860
2,913	Elia System Operator S.A.	182,113
12,835	EVS Broadcast Equipment S.A.	285,308
54,889	Fagron	892,753
7,805	Intervest Offices & Warehouses N.V. - REIT	202,882
30,598	Orange Belgium S.A.	549,648
27,640	Recticel S.A.	215,022

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	Belgium (Continued)
2,458	Retail Estates N.V. - REIT	$196,230
		4,809,865
	Denmark – 1.2%
25,055	Dfds A/S	1,072,366
16,170	GN Store Nord A/S	685,910
62,742	Matas A/S	605,807
11,459	NNIT A/S [1]	324,031
26,327	PER Aarsleff A/S - Class B	861,054
24,347	Scandinavian Tobacco Group A/S [1]	369,443
62,119	Spar Nord Bank A/S	514,714
15,158	TORM PLC *	89,112
		4,522,437
	Finland – 1.6%
10,953	Atria OYJ	104,952
76,688	Cramo OYJ	1,461,841
168,672	Finnair OYJ	1,267,036
176,532	Ramirent OYJ	1,288,770
95,956	Sanoma OYJ	1,081,937
27,004	Tieto OYJ	869,220
		6,073,756
	France – 4.0%
148,260	Altran Technologies S.A.	1,469,468
8,051	Aubay	286,491
4,152	Boiron S.A.	248,592
2,514	Bonduelle SCA	89,174
10,818	Cie des Alpes	330,077
32,689	Cie Plastic Omnium S.A.	908,813
252,682	Derichebourg S.A.	1,215,587
27,956	Eramet	2,573,491
22,428	Faurecia	1,087,254
4,350	Gaztransport Et Technigaz S.A.	321,503
2,461	Groupe Crit	164,457
18,648	Kaufman & Broad S.A.	764,800
68,749	Korian S.A.	2,708,667
5,231	LNA Sante S.A.	276,633
23,166	Mersen	764,252
29,744	Neopost S.A.	956,767
19,960	Plastivaloire	249,585
200	Synergie S.A.	6,102
41,875	Television Francaise 1	425,912
		14,847,625

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	Germany – 5.3%
30,401	AURELIUS Equity Opportunities S.E. & Co. KGaA	$1,413,951
1,906	Bijou Brigitte A.G.	79,336
13,042	Corestate Capital Holding S.A. *	562,805
53,980	Deutsche Pfandbriefbank A.G. [1]	716,762
257,447	Deutz A.G.	1,914,800
3,640	Draegerwerk A.G. & Co. KGaA	177,463
37,749	Elmos Semiconductor A.G.	785,007
30,459	Gerresheimer A.G.	2,146,582
33,101	GFT Technologies S.E.	379,921
94,716	Grand City Properties S.A.	2,289,801
13,845	JOST Werke A.G. [1]	482,522
218,723	Kloeckner & Co. S.E.	1,839,315
15,012	LEG Immobilien A.G.	1,640,921
28,978	Leoni A.G.	1,057,810
38,894	Salzgitter A.G.	1,554,487
19,679	Siltronic A.G.	1,802,268
2,000	Sixt S.E.	203,307
17,271	TAG Immobilien A.G.	393,982
21,084	Zeal Network S.E.	512,234
		19,953,274
	Hong Kong – 2.0%
2,849,000	CITIC Telecom International Holdings Ltd.	894,627
6,140,000	CSI Properties Ltd.	240,135
13,958,000	Global Brands Group Holding Ltd. *	775,326
3,539,000	Haitong International Securities Group Ltd.	1,159,990
492,700	IT Ltd.	226,678
1,992,000	K Wah International Holdings Ltd.	902,446
140,000	Kowloon Development Co., Ltd.	144,215
364,400	Man Wah Holdings Ltd.	168,148
7,636,000	Pacific Basin Shipping Ltd.	1,673,162
951,400	Shun Tak Holdings Ltd.	304,443
725,000	Sun Hung Kai & Co., Ltd.	326,962
1,168,500	VSTECS Holdings Ltd.	554,658
254,000	Xinyi Glass Holdings Ltd.	252,193
		7,622,983
	Ireland – 0.6%
324,429	C&C Group PLC	1,205,264
510,636	Irish Residential Properties REIT PLC	822,431
24,888	Origin Enterprises PLC	159,831
		2,187,526
	Israel – 2.2%
8,700	Delek Group Ltd.	1,458,712

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	ISRAEL (Continued)
24,585	Discount Investment Corp. Ltd.	$67,848
17,153	First International Bank Of Israel Ltd.	369,378
22,841	Gazit-Globe Ltd.	190,970
157,673	Harel Insurance Investments & Financial Services Ltd.	1,153,252
1,417	Israel Corp. Ltd.	413,839
186,403	Israel Discount Bank Ltd. - Class A	609,148
37,208	Matrix IT Ltd.	432,732
9,533	Norstar Holdings, Inc.	149,860
19,052	Nova Measuring Instruments Ltd. *	420,348
8,000	SodaStream International Ltd. *	1,147,120
50,022	Strauss Group Ltd.	1,096,790
43,765	Tower Semiconductor Ltd. *	678,257
		8,188,254
	Italy – 3.6%
1,444,703	A2A S.p.A.	2,327,823
46,011	ACEA S.p.A.	604,006
10,526	ASTM S.p.A.	208,555
58,926	Azimut Holding S.p.A.	725,519
313,139	BPER Banca	1,188,361
216,627	Cairo Communication S.p.A.	684,746
291,563	Enav S.p.A. [1]	1,314,164
46,564	Immobiliare Grande Distribuzione SIIQ S.p.A. - REIT	328,727
98,905	Iren S.p.A.	214,300
24,647	La Doria S.p.A.	268,049
638,066	Saras S.p.A.	1,245,201
153,560	Societa Iniziative Autostradali e Servizi S.p.A.	2,163,441
540,049	Unipol Gruppo Finanziario S.p.A.	2,173,408
		13,446,300
	Japan – 31.1%
2,234	AEON REIT Investment Corp.	2,460,590
22,400	Aichi Steel Corp.	791,851
51,000	Aisan Industry Co., Ltd.	381,858
100,050	AOKI Holdings, Inc.	1,317,765
84,400	Arcs Co., Ltd.	2,039,465
55,000	Asahi Holdings, Inc.	1,177,769
9,799	Axial Retailing, Inc.	321,064
12,100	Bank of Saga Ltd.	232,970
20,673	BML, Inc.	569,692
34,600	Canon Electronics, Inc.	632,320
7,000	Chori Co., Ltd.	115,305
15,900	Cleanup Corp.	96,960
44,600	CMIC Holdings Co., Ltd.	828,056
5,900	cocokara fine, Inc.	324,760

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares			Value
		COMMON STOCKS (Continued)
		JAPAN (Continued)
13,012		Corona Corp.	$128,444
22,700		Cosmo Energy Holdings Co., Ltd.	834,874
41,300		Daido Metal Co., Ltd.	315,953
46,400		Daiho Corp.	1,277,240
9,576		Daiichi Jitsugyo Co., Ltd.	316,592
41,900		Daikyonishikawa Corp.	400,240
113,200		EDION Corp.	1,190,374
20,700		Elematec Corp.	440,957
172,300		ES-Con Japan Ltd.	1,020,834
23,400		Exedy Corp.	576,360
8,200		FCC Co., Ltd.	203,081
74,500		Ferrotec Holdings Corp.	676,163
83,100		Fuji Machine Manufacturing Co., Ltd.	1,158,240
11,300		Fujicco Co., Ltd.	259,350
11,874		Fujimi, Inc.	271,009
6,000		Fuso Pharmaceutical Industries Ltd.	142,801
52,000		Godo Steel Ltd.	998,038
12,700		Hakuto Co., Ltd.	143,878
162,100		Haseko Corp.	2,054,068
190,900		Hazama Ando Corp.	1,318,235
54,300		Heiwado Co., Ltd.	1,391,840
119,700		Hokuhoku Financial Group, Inc.	1,482,920
25,100		Horiba Ltd.	1,174,680
40,200		Ichiyoshi Securities Co., Ltd.	338,432
68,200		Inabata & Co., Ltd.	911,264
8,813		Invesco Office J-REIT, Inc.	1,241,884
5,946		Invincible Investment Corp. - REIT	2,462,825
5,200		Itochu-Shokuhin Co., Ltd.	242,168
19,000		J-Oil Mills, Inc.	654,890
84,000		Japan Aviation Electronics Industry Ltd.	1,112,325
2,142		Japan Hotel REIT Investment Corp.	1,523,824
22,700		Japan Investment Adviser Co., Ltd.	710,134
213,700		Japan Securities Finance Co., Ltd.	1,196,815
614,200		JVC Kenwood Corp.	1,518,587
44,500		Kaken Pharmaceutical Co., Ltd.	2,231,271
29,900		Kanamoto Co., Ltd.	999,129
96,040		Kanematsu Corp.	1,233,147
17,824		Kasai Kogyo Co., Ltd.	164,331
31,600		Keihin Corp.	622,202
55,000		Kumagai Gumi Co., Ltd.	1,436,510
—	[2]	Kurabo Industries Ltd.	5
48,400		LIXIL VIVA Corp.	784,933
36,200		Makino Milling Machine Co., Ltd.	1,377,701
35,000		Maruha Nichiro Corp.	1,267,070

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
90,000	Mirait Holdings Corp.	$1,453,213
45,000	Mixi, Inc.	983,248
38,800	Musashi Seimitsu Industry Co., Ltd.	566,244
32,600	Nanto Bank Ltd.	745,508
72,000	Nichi-iko Pharmaceutical Co., Ltd.	980,799
10,120	Nippon Beet Sugar Manufacturing Co., Ltd.	176,355
24,300	Nippon Carbon Co., Ltd.	1,374,155
491	NIPPON REIT Investment Corp.	1,596,209
158,400	Nippon Sheet Glass Co., Ltd.	1,340,120
25,900	Nippon Steel & Sumikin Bussan Corp.	1,128,131
161,300	Nippon Thompson Co., Ltd.	932,781
117,445	Nishi-Nippon Financial Holdings, Inc.	1,116,087
16,500	Nishimoto Co., Ltd.	747,660
269,800	North Pacific Bank Ltd.	809,054
29,500	NS United Kaiun Kaisha Ltd.	719,474
22,495	NuFlare Technology, Inc.	1,130,376
8,200	Organo Corp.	227,851
55,100	Penta-Ocean Construction Co., Ltd.	329,645
71,700	Pressance Corp.	815,437
82,492	Prima Meat Packers Ltd.	1,558,005
97,900	Raito Kogyo Co., Ltd.	1,322,397
55,813	Raysum Co., Ltd.	687,112
10,308	Retail Partners Co., Ltd.	117,897
37,200	Ryobi Ltd.	1,079,780
62,900	Ryoyo Electro Corp.	902,015
68,600	SAMTY Co., Ltd.	898,092
6,765	San ju San Financial Group, Inc.	119,744
108,800	San-In Godo Bank Ltd.	825,505
20,400	Sanoh Industrial Co., Ltd.	116,188
25,500	SCREEN Holdings Co., Ltd.	1,386,247
84,500	Shikoku Electric Power Co., Inc.	1,060,602
165,500	Shinko Electric Industries Co., Ltd.	1,152,242
56,900	Shinko Plantech Co., Ltd.	530,196
10,800	Shinko Shoji Co., Ltd.	150,354
112,100	Shinoken Group Co., Ltd.	926,920
48,900	Showa Corp.	672,932
52,900	Showa Denko KK	2,303,457
10,200	Sinanen Holdings Co., Ltd.	242,859
273,300	SKY Perfect JSAT Holdings, Inc.	1,213,568
596,100	Sojitz Corp.	2,004,662
71,000	Star Micronics Co., Ltd.	1,008,589
19,300	Starzen Co., Ltd.	783,537
21,700	Sumitomo Forestry Co., Ltd.	322,002
35,676	Sumitomo Rubber Industries Ltd.	511,761

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
43,600	T-Gaia Corp.	$987,128
65,100	Taiyo Yuden Co., Ltd.	1,310,938
13,900	Takasago Thermal Engineering Co., Ltd.	237,518
47,200	Takeuchi Manufacturing Co., Ltd.	976,197
44,903	Tatsuta Electric Wire and Cable Co., Ltd.	198,495
8,680	Toenec Corp.	250,755
117,900	Tokai Carbon Co., Ltd.	1,845,944
37,500	Tokai Rika Co., Ltd.	683,779
61,500	Tokuyama Corp.	1,375,247
42,100	Tokyo Seimitsu Co., Ltd.	1,012,383
138,000	Tokyu Construction Co., Ltd.	1,248,310
15,800	Topre Corp.	328,794
76,000	Tosoh Corp.	1,000,600
67,800	Towa Bank Ltd.	552,124
26,500	Towa Pharmaceutical Co., Ltd.	2,037,054
225,878	Toyo Construction Co., Ltd.	925,000
38,000	Toyo Ink SC Holdings Co., Ltd.	881,798
38,200	Toyota Boshoku Corp.	637,090
19,600	TS Tech Co., Ltd.	564,090
42,700	Ube Industries Ltd.	930,120
28,600	UKC Holdings Corp.	557,470
27,800	Unipres Corp.	497,287
53,000	UNITED, Inc./Japan	1,111,499
8,400	V Technology Co., Ltd.	1,083,762
84,800	Valor Holdings Co., Ltd.	1,820,030
79,900	Vital KSK Holdings, Inc.	832,402
20,342	Yodogawa Steel Works Ltd.	441,564
101,691	Yurtec Corp.	766,151
35,500	Zenkoku Hosho Co., Ltd.	1,287,033
		116,545,615
	Netherlands – 2.5%
4,254	ASM International N.V.	182,615
50,285	ASR Nederland N.V.	2,282,759
102,870	BinckBank N.V.	498,085
34,128	Flow Traders [1]	1,086,963
51,934	ForFarmers N.V.	584,874
12,093	Intertrust N.V. [1]	195,077
124,558	Koninklijke BAM Groep N.V.	427,904
31,603	Koninklijke Volkerwessels N.V.	561,974
22,015	NSI N.V. - REIT	868,980
40,891	SBM Offshore N.V.	704,558
62,999	Wereldhave N.V. - REIT	2,161,474
		9,555,263

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	New Zealand – 0.7%
552,516	Air New Zealand Ltd.	$1,010,176
235,450	Infratil Ltd.	526,332
108,881	New Zealand Refining Co., Ltd.	167,467
351,434	SKY Network Television Ltd.	515,307
81,830	Summerset Group Holdings Ltd.	356,683
19,500	Synlait Milk Ltd. *	110,985
		2,686,950
	Norway – 2.7%
27,310	Aker BP A.S.A.	895,625
143,046	Austevoll Seafood A.S.A.	2,298,902
554,640	B2Holding A.S.A.	934,147
96,801	DNO A.S.A.	185,040
105,083	Evry A.S. [1]	386,435
88,119	Golden Ocean Group Ltd.	661,068
22,378	Grieg Seafood A.S.A.	326,247
158,467	Kongsberg Automotive A.S.A. *	148,493
150,758	Leroy Seafood Group A.S.A.	1,389,750
73,456	Selvaag Bolig A.S.A.	328,776
99,499	SpareBank 1 Nord Norge	794,995
123,311	SpareBank 1 SMN	1,256,701
26,856	Stolt-Nielsen Ltd.	360,613
		9,966,792
	Portugal – 0.6%
158,204	Altri SGPS S.A.	1,386,440
146,323	NOS SGPS S.A.	820,695
238,730	Sonae SGPS S.A.	238,513
		2,445,648
	Singapore – 1.6%
565,400	Accordia Golf Trust	202,045
599,300	CapitaLand Retail China Trust - REIT	593,373
575,000	ESR-REIT - REIT	201,574
445,140	Frasers Logistics & Industrial Trust - REIT	327,717
1,459,447	Japfa Ltd.	701,382
2,028,629	Lippo Malls Indonesia Retail Trust - REIT	351,627
658,000	M1 Ltd.	1,002,248
254,700	Manulife U.S. Real Estate Investment Trust - REIT	181,193
267,400	Mapletree Logistics Trust - REIT	233,676
649,075	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	187,338
472,700	Soilbuild Business Space REIT	194,513
160,100	StarHub Ltd.	217,543
33,800	Venture Corp. Ltd.	374,159

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE (Continued)
1,200,306	Yanlord Land Group Ltd.	$1,094,677
		5,863,065
	Spain – 2.3%
61,045	CIE Automotive S.A.	1,615,622
148,029	Ence Energia y Celulosa S.A.	1,243,400
78,882	Euskaltel S.A. [1]	660,388
46,759	Faes Farma S.A.	196,622
260,729	Gestamp Automocion S.A. [1]	1,653,114
2,458,596	Liberbank S.A. *	1,150,352
827,071	Sacyr S.A.	1,996,343
28,366	Telepizza Group S.A. [1]	147,195
		8,663,036
	Sweden – 5.9%
426,390	Arjo A.B.	1,448,739
289,040	Betsson A.B. *	2,509,723
231,557	Dios Fastigheter A.B.	1,394,803
189,660	Hemfosa Fastigheter A.B.	2,343,109
48,879	Inwido A.B.	325,743
115,190	JM A.B.	2,184,987
21,900	Lindab International A.B.	153,014
72,085	Loomis A.B. - Class B	2,228,830
54,157	Nobia A.B.	344,489
246,888	Nobina A.B. [1]	1,647,377
297,354	Peab A.B.	2,617,464
231,273	Resurs Holding A.B. [1]	1,532,060
690,192	SSAB A.B.	2,238,320
34,539	Swedish Orphan Biovitrum A.B. *	705,032
58,641	Tethys Oil A.B.	562,814
4,756	Wihlborgs Fastigheter A.B.	53,657
		22,290,161
	Switzerland – 3.8%
10,564	ALSO Holding A.G. *	1,197,218
11,828	ams A.G. *	460,763
18,374	BKW A.G.	1,165,328
7,035	Bobst Group S.A.	531,742
4,008	Feintool International Holding A.G. *	375,650
49,104	Galenica A.G. *, 1	2,632,271
144,346	GAM Holding A.G. *	838,201
532	Georg Fischer A.G.	494,919
17,234	Implenia A.G.	957,998
34,569	Landis+Gyr Group A.G. *	2,096,834
4,985	Siegfried Holding A.G. *	1,999,471

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
9,023	Sunrise Communications Group A.G. *, 1	$794,182
1,486	u-blox Holding A.G. *	186,195
80	Vetropack Holding A.G.	183,111
9,542	Zehnder Group A.G.	381,794
		14,295,677
	United Kingdom – 18.1%
306,142	Arrow Global Group PLC	748,138
13,439	Barratt Developments PLC	88,140
79,574	Bellway PLC	2,918,395
6,305	Berkeley Group Holdings PLC	281,773
45,633	BGEO Group PLC	909,511
78,509	Bovis Homes Group PLC	970,305
32,299	BTG PLC *	227,509
488,795	Capital & Regional PLC - REIT	263,077
234,923	Central Asia Metals PLC	651,053
386,729	CMC Markets PLC [1]	578,314
136,390	Computacenter PLC	1,914,062
284,313	Conviviality PLC [3,4]	-
357,159	Crest Nicholson Holdings PLC	1,555,723
200,478	Dart Group PLC	2,174,715
1,175,190	Dixons Carphone PLC	2,540,688
49,856	Drax Group PLC	255,359
31,068	EMIS Group PLC	359,363
5,641,429	EnQuest PLC *	1,956,186
403,277	Equiniti Group PLC [1]	1,109,269
431,447	Evraz PLC	2,989,193
516,197	Ferrexpo PLC	1,374,084
27,745	Forterra PLC [1]	78,288
225,797	Galliford Try PLC	2,515,715
105,200	Go-Ahead Group PLC	2,068,113
295,714	Gocompare.Com Group PLC	314,083
344,259	Greencore Group PLC	833,147
227,884	Greene King PLC	1,402,401
775,263	Hansteen Holdings PLC - REIT	953,225
128,067	Hays PLC	268,165
161,610	Hikma Pharmaceuticals PLC	3,919,600
232,630	IG Group Holdings PLC	1,797,352
195,061	International Personal Finance PLC	444,522
790,974	Intu Properties PLC - REIT	1,978,345
217,804	John Laing Group PLC [1]	866,651
140,284	JPJ Group PLC *	1,102,298
182,991	Just Group PLC	207,385
73,325	Keller Group PLC	607,293

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
28,562	Kier Group PLC	$319,683
309,610	Lookers PLC	378,267
605,212	Man Group PLC	1,200,755
167,695	Marston's PLC	213,048
19,322	Micro Focus International PLC	299,516
286,788	Moneysupermarket.com Group PLC	1,075,088
48,788	Morgan Advanced Materials PLC	172,105
7,485	Morgan Sindall Group PLC	113,461
44,194	National Express Group PLC	225,805
357,072	NewRiver REIT PLC	1,151,402
296,532	OneSavings Bank PLC	1,412,431
10,490	Oxford Instruments PLC	126,030
2,183,416	Pendragon PLC	750,689
4,701	Pennon Group PLC	44,781
201,096	Plus500 Ltd.	3,468,598
1,089,893	Premier Oil PLC *	1,495,120
1,021,153	RDI REIT PLC - REIT	431,354
345,299	Redrow PLC	2,331,298
59,989	RPC Group PLC	584,686
187,815	Safestore Holdings PLC - REIT	1,282,346
90,118	Saga PLC	137,181
41,436	Savills PLC	383,474
31,263	Spectris PLC	855,293
957,078	Stagecoach Group PLC	1,869,140
312,147	Tate & Lyle PLC	2,683,690
35,559	Telford Homes PLC	142,222
37,137	TT Electronics PLC	100,627
219,984	Vesuvius PLC	1,526,167
		67,995,697
	TOTAL COMMON STOCKS (Cost $397,302,076)	369,864,322
	Preferred Stocks – 0.5%
	Germany – 0.5%
4,756	Draegerwerk A.G. & Co. KGaA	255,306
20,829	Sixt S.E.	1,431,388
		1,686,694
	TOTAL PREFERRED STOCKS (Cost $1,565,916)	1,686,694

Segall Bryant & Hamill International Small Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of October 31, 2018

Number of Shares		Value
	Units – 0.6%
	Australia – 0.5%
200,143	Aventus Retail Property Fund Ltd. - REIT	$285,156
2,256,542	Cromwell Property Group - REIT	1,647,063
		1,932,219
	Singapore – 0.1%
538,553	Ascendas Hospitality Trust - REIT	307,067
	TOTAL UNITS (Cost $2,426,870)	2,239,286
	TOTAL INVESTMENTS – 99.7% (Cost $401,294,862)	373,790,302
	Other Assets in Excess of Liabilities – 0.3%	1,243,288
	Total Net Assets – 100.0%	$375,033,590

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $16,574,506 which represents 4.42% of Net Assets.
[2]	Amount represents less than 0.5 shares
[3]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of these securities is $0.
[4]	Illiquid security, represents 0.0% of Net Assets. The total value of these securities is $0.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

SUMMARY OF INVESTMENTS

As of October 31, 2018

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	24.0%
Consumer Discretionary	17.2%
Industrials	15.0%
Materials	11.7%
Consumer Staples	9.0%
Technology	7.0%
Health Care	5.7%
Energy	3.7%
Communications	3.4%
Utilities	1.9%
Total Common Stocks	98.6%
Preferred Stocks
Consumer Discretionary	0.4%
Health Care	0.1%
Total Preferred Stocks	0.5%
Units
Financials	0.6%
Total Units	0.6%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

As of October 31, 2018

Assets:
Investments, at value (cost $401,294,862)	$373,790,302
Receivables:
Investment securities sold	177,772
Dividends and interest	1,857,640
Prepaid expenses	32,653
Total assets	375,858,367

Liabilities:
Payables:
Due to custodian	323,687
Fund shares redeemed	56,508
Advisory fees	232,964
Fund accounting fees	62,391
Fund administration fees	46,666
Custody fees	29,417
Auditing fees	18,753
Transfer agent fees and expenses	16,437
Distribution fees (Note 8)	5,201
Trustees' deferred compensation (Note 4)	1,769
Trustees' fees and expenses	810
Chief Compliance Officer fees	764
Accrued other expenses	29,410
Total liabilities	824,777

Net Assets	$375,033,590

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	404,831,066
Total distributable earnings (loss)	(29,797,476)
Net Assets	$375,033,590

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$23,554,080
Shares of beneficial interest issued and outstanding	2,007,797
Redemption Price	$11.73
Maximum sales charge (5.75% of offering price)*	0.72
Maximum public offering price to public	$12.45

Class I Shares:
Net assets applicable to shares outstanding	$351,479,510
Shares of beneficial interest issued and outstanding	29,870,122
Offering and redemption price per share	$11.77

*	No sales charge applies on investments of $1,000,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

STATEMENT OF OPERATIONS

For the Year Ended October 31, 2018

Investment Income:
Dividends (net of foreign withholding taxes of $1,702,095)	$12,570,070
Interest	5,586
Total investment income	12,575,656

Expenses:
Advisory fees	3,540,993
Fund administration fees	400,026
Fund accounting fees	295,592
Custody fees	182,556
Registration fees	82,602
Transfer agent fees and expenses	73,269
Distribution fees (Note 8)	66,062
Miscellaneous	29,664
Legal fees	20,000
Auditing fees	18,632
Shareholder reporting fees	16,788
Trustees' fees and expenses	8,453
Chief Compliance Officer fees	5,503
Insurance fees	1,500
Total expenses	4,741,640
Advisory fees waived	(623,105)
Net expenses	4,118,535
Net investment income	8,457,121

Realized and Unrealized Loss:
Net realized loss on:
Investments	(7,369,189)
Foreign currency transactions	(133,060)
Net realized loss	(7,502,249)
Net change in unrealized appreciation/depreciation on:
Investments	(66,855,805)
Foreign currency translations	(7,175)
Net change in unrealized appreciation/depreciation	(66,862,980)
Net realized and unrealized loss	(74,365,229)

Net Decrease in Net Assets from Operations	$(65,908,108)

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$8,457,121	$4,292,939
Net realized gain (loss) on investments and foreign currency transactions	(7,502,249)	11,838,795
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(66,862,980)	35,283,482
Net increase (decrease) in net assets resulting from operations	(65,908,108)	51,415,216

Distributions to Shareholders:
Distributions:[1]
Class A	(1,286,490)
Class I	(16,690,868)
Total distributions to shareholders	(17,977,358)

From net investment income:
Class A		(193,992)
Class I		(1,463,062)
Total distributions to shareholders		(1,657,054)

Capital Transactions:
Net proceeds from shares sold:
Class A	4,710,789	9,704,399
Class I	192,194,524	187,886,686
Reinvestment of distributions:
Class A	991,942	192,273
Class I	14,728,849	1,388,281
Cost of shares redeemed:
Class A2	(1,954,171)	(687,138)
Class I3	(75,720,895)	(8,141,061)
Net increase in net assets from capital transactions	134,951,038	190,343,440

Total increase in net assets	51,065,572	240,101,602

Net Assets:
Beginning of period	323,968,018	83,866,416
End of period[4]	$375,033,590	$323,968,018

Capital Share Transactions:
Shares sold:
Class A	338,400	758,525
Class I	13,911,919	14,969,379
Shares reinvested:
Class A	71,776	16,940
Class I	1,064,993	122,315
Shares redeemed:
Class A	(147,211)	(54,176)
Class I	(5,711,482)	(597,593)
Net increase from capital share transactions	9,528,395	15,215,390

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.
[2]	Net of redemption fees of $476 and $0, respectively.
[3]	Net of redemption fees of $87,340 and $14,271, respectively.
[4]	For the year ended October 31, 2017, net assets included accumulated undistributed net investment income of $4,909,594. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,				For the Period June 30, 2014* through October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$14.47	$11.74	$11.36	$11.57	$12.76
Income from Investment Operations:
Net investment income[1]	0.26	0.23	0.26	0.21	0.07
Net realized and unrealized gain (loss)	(2.27)	2.69	0.35	0.28	(1.09)
Total from investment operations	(2.01)	2.92	0.61	0.49	(1.02)

Less Distributions:
From net investment income	(0.29)	(0.19)	(0.17)	(0.22)	(0.17)
From net realized gain	(0.44)	-	(0.06)	(0.48)	-
Total distributions	(0.73)	(0.19)	(0.23)	(0.70)	(0.17)

Redemption fee proceeds[1]	- [3]	-	-	-	-

Net asset value, end of period	$11.73	$14.47	$11.74	$11.36	$11.57

Total return[2]	(14.68)%	25.27%	5.43%	4.47%	(8.10)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,554	$25,240	$12,013	$11,927	$9

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.44%	1.47%	2.09%	1.29%	1.16%[5]
After fees waived and expenses absorbed	1.28%	1.28%	1.28%	1.29%	1.16%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.76%	1.61%	1.55%	2.11%	1.65%[5,6]
After fees waived and expenses absorbed	1.92%	1.80%	2.36%	2.11%	1.65%[5]

Portfolio turnover rate	111%	101%	94%	130%	101%

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $1,000,000 or more. If the sales charge was included total returns would be lower.
[3]	Amount represents less than $0.01 per share.
[4]	Not annualized.
[5]	Annualized.
[6]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill International Small Cap Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of period	$14.50	$11.76	$11.36	$11.57	$11.77
Income from Investment Operations:
Net investment income[1]	0.29	0.27	0.29	0.27	0.30
Net realized and unrealized gain (loss)	(2.26)	2.68	0.34	0.23	0.16 [2]
Total from investment operations	(1.97)	2.95	0.63	0.50	0.46

Less Distributions:
From net investment income	(0.32)	(0.21)	(0.17)	(0.23)	(0.33)
From net realized gain	(0.44)	-	(0.06)	(0.48)	(0.33)
Total distributions	(0.76)	(0.21)	(0.23)	(0.71)	(0.66)

Redemption fee proceeds[1]	- [3]	- [3]	-	-	- [3]

Net asset value, end of period	$11.77	$14.50	$11.76	$11.36	$11.57

Total return[4]	(14.40)%	25.60%	5.66%	4.61%	3.96%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$351,480	$298,728	$71,853	$35,367	$45,074

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.19%	1.22%	1.84%	1.06%	0.97%
After fees waived and expenses absorbed	1.03%	1.03%	1.03%	1.06%	0.97%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.01%	1.86%	1.80%	2.34%	2.44%[5]
After fees waived and expenses absorbed	2.17%	2.05%	2.61%	2.34%	2.44%

Portfolio turnover rate	111%	101%	94%	130%	101%

[1]	Based on average shares outstanding for the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Unaudited.

See accompanying Notes to Financial Statements.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS

October 31, 2018

Note 1 – Organization

Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”) and Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund”) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Emerging Markets Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on June 30, 2011. The Emerging Markets Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Emerging Markets Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on May 31, 2011. The International Small Cap Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Small Cap Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2018

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2018

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(e) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2018

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended October 31, 2015 – 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Reorganization Information

On June 30, 2015, Philadelphia International Advisors LP (“Philadelphia International”), the investment adviser to the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund (each a “Portfolio” and collectively, the “Portfolios”), sold certain of its assets (the “Transaction”), including those assets relating to the management of the Portfolios to Segall Bryant & Hamill, LLC (“Segall”), the portfolio management team that has managed the Portfolios joined Segall and continued to manage the Portfolios in the same capacity at Segall. On May 18, 2015, the Board of Directors (the “Board”) of The Glenmede Fund, Inc. approved an Interim Investment Advisory Agreements (the “Interim Advisory Agreements”), on behalf of each Portfolio, with Segall effective upon the closing of the Transaction. The fee rates under the Interim Advisory Agreements are the same as the prior investment advisory agreements with Philadelphia International.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2018

On May 18, 2015, the Board also approved proposed new investment advisory agreements with Segall, subject to shareholder approval (the “New Advisory Agreements”) prior to the expiration of the Interim Advisory Agreements.

On May 18, 2015, the Board also approved an Agreement and Plan of Reorganization for each Portfolio relating to the reorganization of each Portfolio (each, a “Reorganization”) into a newly created series of the Investment Managers Series Trust (each an “Acquiring Fund”). Each Acquiring Fund will have substantially similar investment objectives, investment policies and restrictions as its corresponding Portfolio and will continue to be managed by the same investment management team that currently manages each Portfolio. Each Reorganization is subject to the completion of certain conditions, including approval by the applicable Portfolio’s shareholders.

This tax-free reorganization was accomplished on October 29, 2015 (the “Closing Date”), by exchanging the assets and liabilities of the Philadelphia International Emerging Markets Fund and the Philadelphia International Small Cap Fund for shares of the Emerging Markets Fund and International Small Cap Value Fund, respectively. Class I and Class IV shares of the Philadelphia International Emerging Markets Fund were exchanged for 1,154 shares of Class A of the Emerging Markets Fund (valued at $7,950) and 141,832 shares of Class I of the Emerging Markets Fund (valued at $978,111), respectively. Class I and Class IV shares of the Philadelphia International Small Cap Fund were exchanged for 1,049,760 shares of Class A of the International Small Cap Fund (valued at $11,853,058) and 3,113,307 shares of Class I of the International Small Cap Fund (valued at $35,143,444), respectively.

Note 4 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Segall (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of each Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.48% and 1.23% of the average daily net assets of the Emerging Markets Fund’s Class A shares and Class I shares, respectively. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.28% and 1.03% of the average daily net assets of the International Small Cap Fund’s Class A shares and Class I shares, respectively. These agreements are in effect until February 28, 2019, and they may be terminated before that date only by the Trust’s Board of Trustees.

For the year ended October 31, 2018, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees waived	Other expenses absorbed	Total
Emerging Markets Fund	$333,159	$39,977	$373,136
International Small Cap Fund	623,105	-	623,105
	$956,264	$39,977	$996,241

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than October 31, of the years stated below:

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2018

	Emerging Markets Fund	International Small Cap Fund
2019	$490,840	$446,934
2020	369,919	406,979
2021	373,136	623,105
Total	$1,233,895	$1,477,018

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended October 31, 2018 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended October 31, 2018, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various funds in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Each Fund’s allocated fees incurred for CCO services for the year ended October 31, 2018, are reported on the Statements of Operations.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2018

Note 5 – Federal Income Taxes

At October 31, 2018, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Small Cap Fund
Cost of investments	$32,862,526	$403,408,988

Gross unrealized appreciation	$3,143,106	$24,625,986
Gross unrealized depreciation	(3,877,487)	(54,244,672)
Net unrealized depreciation on investments	$(734,381)	$(29,618,686)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2018, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (loss) as follows:

Increase (Decrease)
	Paid-in Capital	Total Distributable Earnings (Loss)
Emerging Markets Fund	$1	$(1)
International Small Cap Fund	$362,914	$(362,914)

As of October 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Emerging Markets Fund	International Small Cap Fund
Undistributed ordinary income	$746,603	$7,797,200
Undistributed long-term capital gains	160,817	-
Accumulated earnings	907,420	7,797,200

Accumulated capital losses	-	(7,946,624)
Other losses	(74,037)	(11,051)
Unrealized depreciation on investments	(734,381)	(29,618,686)
Unrealized appreciation/ (depreciation) on foreign currency translations	138	(18,315)
Total accumulated earnings/(deficit)	$99,140	$(29,797,476)

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2018

At October 31, 2018, the Funds had accumulated non-expiring capital loss carry forwards as follows:

Fund	ST	LT	Total

Emerging Markets	$-	$-	$-
International Small Cap	7,946,624	-	7,946,624

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of distributions paid during the fiscal years ended October 31, 2018, and October 31, 2017 were as follows:

	Emerging Markets Fund		International Small Cap Fund
	2018	2017	2018	2017
Distributions paid from:
Ordinary Income	$1,114,539	$382,796	$13,980,147	$1,657,054
Net long-term capital gains	602,639	-	3,997,211	-
Total distributions paid	$1,717,178	$382,796	$17,977,358	$1,657,054

Note 6 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the year ended October 31, 2018 and for the year ended October 31, 2017, redemption fees were as follows:

	October 31, 2018	October 31, 2017
Emerging Markets Fund	$190	$-
International Small Cap Fund	87,816	14,271

Note 7 – Investment Transactions

For the year ended October 31, 2018, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Emerging Markets Fund	$39,752,315	$36,478,432
International Small Cap Fund	556,871,003	427,578,006

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares do not pay any distribution fees.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2018

For the year ended October 31, 2018, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2018

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2018, in valuing the Funds’ assets carried at fair value:

Emerging Markets	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Brazil	$1,540,808	$-	$-	$1,540,808
Chile	374,437	-	-	374,437
China	1,528,860	8,027,519	-	9,556,379
Colombia	126,787	-	-	126,787
Czech Republic	-	50,153	-	50,153
Egypt	89,038	29,528	-	118,566
Greece	67,813	20,402	-	88,215
Hungary	-	15,875	-	15,875
India	307,225	2,594,709	-	2,901,934
Indonesia	141,426	564,751	-	706,177
Malaysia	54,248	782,699	-	836,947
Mexico	849,211	-	-	849,211
Peru	72,159	-	-	72,159
Philippines	187,843	123,806	-	311,649
Poland	32,829	283,098	-	315,927
Qatar	17,570	340,762	-	358,332
Russia	18,615	1,067,915	-	1,086,530
South Africa	512,402	1,465,832	-	1,978,234
South Korea	473,495	3,772,292	-	4,245,787
Taiwan	1,010,022	2,813,021	-	3,823,043
Thailand	107,216	762,225	-	869,441
Turkey	-	287,961	-	287,961
United Arab Emirates	170,809	104,220	-	275,029
Preferred Stocks	-	-	-	-
Brazil	947,216	-	-	947,216
Russia	-	72,275	-	72,275
South Korea	-	257,139	-	257,139
Warrants**	211	-	-	211
Short-Term Investments	61,723	-	-	61,723
Total Investments	$8,691,963	$23,436,182	$-	$32,128,145

*	The Fund held level 3 securities valued at zero at period end.
**	All warrants held in the fund are level 1 securities.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2018

International Small Cap Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stock
Australia	138,530	24,183,406	-	24,321,936
Austria	2,562,597	1,019,865	-	3,582,462
Belgium	752,530	4,057,335	-	4,809,865
Denmark	975,250	3,547,187	-	4,522,437
Finland	1,081,937	4,991,819	-	6,073,756
France	1,370,809	13,476,816	-	14,847,625
Germany	1,154,375	18,798,899	-	19,953,274
Hong Kong	-	7,622,983	-	7,622,983
Ireland	2,187,526	-	-	2,187,526
Israel	1,147,120	7,041,134	-	8,188,254
Italy	1,788,228	11,658,072	-	13,446,300
Japan	-	116,545,615	-	116,545,615
Netherlands	2,517,917	7,037,346	-	9,555,263
New Zealand	-	2,686,950	-	2,686,950
Norway	386,435	9,580,357	-	9,966,792
Portugal	-	2,445,648	-	2,445,648
Singapore	396,558	5,466,507	-	5,863,065
Spain	-	8,663,036	-	8,663,036
Sweden	705,032	21,585,129	-	22,290,161
Switzerland	757,444	13,538,233	-	14,295,677
United Kingdom	14,725,787	53,269,910	-	67,995,697
Preferred Stocks**	-	1,686,694	-	1,686,694
Units***	-	2,239,286	-	2,239,286
Total Investments	$32,648,075	$341,142,227	$-	$373,790,302

*	The Fund held level 3 securities valued at zero at period end.
**	All preferred stocks held in the Fund are level 2 securities
***	All units held in the Fund are level 2 securities.

The Emerging Markets Fund held level 3 securities valued at zero at period end. There was no change in valuation from October 31, 2017.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2018:

	Fair Value October 31, 2018	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an Increase in Input(2)
Common Stock	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Segall Bryant & Hamill Funds

NOTES TO FINANCIAL STATEMENTS – Continued

October 31, 2018

Note 11 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

The Funds declared the payment of a distribution to be paid, on December 19, 2018, to shareholders of record on December 18, 2018 as follows:

		Long Term Capital Gain	Short Term Capital Gain	Income
Emerging Markets Fund	Class A Shares	$0.03901	$-	$0.18411
Emerging Markets Fund	Class I Shares	0.03901	-	0.21054
International Small Cap Fund	Class A Shares	-	-	0.25288
International Small Cap Fund	Class I Shares	-	-	0.28718

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

Investment Managers Series Trust

and the Shareholders of Segall Bryant & Hamill Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Segall Bryant & Hamill Emerging Markets Funds and Segall Bryant & Hamill International Small Cap Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of October 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated thereon, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 31, 2018

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Qualified Dividend Income

For the year ended October 31, 2018, 88.55% and 100.00%, respectively, of the dividends paid from net investment income, including short-term capital gains (if any), for the Emerging Markets Fund and International Small Cap Fund, respectively, is designated as qualified dividend income.

Corporate Dividends Received Deduction

For the year ended October 31, 2018, 0% and 0%, respectively, of the dividends paid from net investment income, including short-term capital gains (if any), for the Emerging Markets Fund and International Small Cap Fund, respectively, qualifies for the dividends received deduction available to corporate shareholders.

Long-term Capital Gain

The Emerging Markets Fund and International Small Cap Fund designate $602,639 and $3,997,211, respectively, as 20% rate gain distributions for purposes of the dividends paid deduction.

Foreign Taxes Paid

Pursuant to Section 853 of the Internal Revenue Code of 1986, as amended, the Emerging Markets Fund and International Small Cap Fund, respectively, designates $966,250 and $9,620,017 of income derived from foreign sources and $158,373 and $1,504,350 of foreign taxes paid for the year ended October 31, 2018.

Of the ordinary income (including short-term capital gain) distributions made (or to be made) for the year ended October 31, 2018, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

	Foreign Source Income	Foreign Taxes Paid
Emerging Markets Fund	$0.2337	$0.0384
International Small Cap Fund	$0.3018	$0.0472

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (866) 490-4999. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Independent Trustees:
Charles H. Miller [a] (born 1947) Trustee	Since November 2007	Retired (2013 – present). Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	4	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	4	Select Sector SPDR Trust, a registered investment company (includes 11 portfolios).
William H. Young [a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 – 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006). Senior Vice President, Oppenheimer Management Company (1983 – 1996). Chairman, NICSA, an investment management trade association (1993 – 1996).	4	None.
John P. Zader ᵃ (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	4	Investment Managers Series Trust II, a registered investment company (includes 13 portfolios).

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held During the Past Five Years by Trustee
Interested Trustee:
Eric M. Banhazl b† (born 1957) Trustee	Since January 2008	Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund. Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016).	4	Investment Managers Series Trust II, a registered investment company (includes 13 portfolios).
Officers of the Trust:
Maureen Quill ᵃ (born 1963) President	Since June 2014	President (January 2018 – present), UMB Fund Services, Inc. Chief Operating Officer (June 2014 – January 2018), and Executive Vice President (January 2007 – June 2014), UMB Fund Services, Inc. Vice President, Investment Managers Series Trust (December 2013 - June 2014).	N/A	N/A
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili [b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC. Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present). Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since June 2014	Principal, Dziura Compliance Consulting, LLC (October 2014 – present). Managing Director, Cipperman Compliance Services (2010 – September 2014). Chief Compliance Officer, Hanlon Investment Management (2009 – 2010). Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).	N/A	N/A

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.
Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.
c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Funds’ investment advisor also serves as investment advisor to the Segall Bryant & Hamill All Cap Fund and the Segall Bryant & Hamill Small Cap Value Fund which are offered in a separate prospectus. The Funds do not hold itself out as related to any other series within the Trust for purposes of investment and investor services.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on September 19-20, 2018, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Segall Bryant & Hamill (the “Investment Advisor”) with respect to the Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”) and the Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund” and together with the Emerging Markets Fund, the “Funds”) series of the Trust for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2018; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

•	The Emerging Markets Fund’s annualized total returns for the three- and five-year periods were above the Peer Group and Diversified Emerging Markets Fund Universe median returns and the MSCI Emerging Markets Index returns. The Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns, but below the Index return by 0.52%. The Board considered the Investment Advisor’s assertion that in the one-year period when the Fund underperformed the benchmark, growth stocks outperformed value stocks by 7.7%, illustrating an environment in which the Fund’s valuation-based strategy was out of favor.

•	The International Small Cap Fund’s annualized total return for the five-year period was above the Peer Group and Foreign Small/Mid Value Fund Universe median returns, but below the MSCI EAFE Small Cap Index return by 0.60%. For the three-year period, the Fund’s annualized total return was above the Peer Group and Fund Universe median returns, but below the MSCI Index return by 2.63%. The Fund’s total return for the one-year period was below the Fund Universe and Peer Group median returns and the MSCI Index return by 1.69%, 2.64%, and 7.32%, respectively. The Trustees considered the Investment Advisor’s explanation that the Fund’s underperformance over the one-year period was the result of investors’ preference for growth companies over value companies, which negatively affected the Fund’s strategy.

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The Emerging Market Fund’s annual investment advisory fee (gross of fee waivers) was below the Diversified Emerging Markets Fund Universe median, and the same as the Peer Group median. The Board considered that the advisory fee charged by the Investment Advisor with respect to the Fund was the same as its standard fee schedule for separate accounts managed using the Emerging Markets strategy up to the $50 million asset level, but higher than its standard fee schedule above that level. The Board observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Board noted that the advisory fee charged by the Investment Advisor with respect to the Fund was within the range of advisory fees the Investment Advisor charges to manage a collective investment trust using the Emerging Markets strategy. The Board also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.03% and 0.08%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

•	The International Small Cap Fund’s annual investment advisory fee (gross of fee waivers) was below the Peer Group median and the same as the Foreign Small/Mid Value Fund Universe median. The Trustees noted that the Fund’s advisory fee was lower than or the same as the fee the Investment Advisor charges to its institutional clients to manage separate accounts using the same strategy as the Fund up to the $100 million asset level, but higher than the Investment Advisor’s fee for those clients above that level. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges to manage a collective investment trust with the same objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients or the collective investment trust. The Board considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the below the Peer Group median and the same as the Fund Universe median.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Segall Bryant & Hamill Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2018, noting that the Investment Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Emerging Markets Fund; had waived a portion of its advisory fee for the International Small Cap Fund; and had not realized a profit with respect to the Emerging Markets Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profit of the Investment Advisor from its relationship with the International Small Cap Fund was reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Segall Bryant & Hamill Funds

EXPENSE EXAMPLES

For the Six Months Ended October 31, 2018 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2018 to October 31, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/18	10/31/18	5/1/18 – 10/31/18
Class A	Actual Performance	$ 1,000.00	$ 807.10	$ 6.74
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.74	7.53
Class I	Actual Performance	1,000.00	807.90	5.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.00	6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.48% and 1.23% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended October 31, 2018 (Unaudited)

International Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		5/1/18	10/31/18	5/1/18 – 10/31/18
Class A	Actual Performance	$ 1,000.00	$ 836.10	$ 5.92
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.75	6.51
Class I	Actual Performance	1,000.00	837.70	4.77
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.01	5.24

*	Expenses are equal to the Fund’s annualized expense ratio of 1.28% and 1.03% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Segall Bryant & Hamill Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Segall Bryant & Hamill

540 West Madison Street, Suite 1900

Chicago, Illinois 60661

Independent Registered Public Accounting Firm

Tait Weller & Baker LLP

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Segall Bryant & Hamill Emerging Markets Fund - Class A	SBHEX	46141Q 675
Segall Bryant & Hamill Emerging Markets Fund - Class I	SBEMX	46141Q 667
Segall Bryant & Hamill International Small Cap Fund - Class A	SBHSX	46141Q 659
Segall Bryant & Hamill International Small Cap Fund - Class I	SBSIX	46141Q 642

Privacy Principles of the Segall Bryant & Hamill Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Segall Bryant & Hamill Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (866) 490-4999, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (866) 490-4999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Funds at (866) 490-4999. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (866) 490-4999.

Segall Bryant & Hamill Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 490-4999

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-866-490-4999.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2018	FYE 10/31/2017
Audit Fees	$30,900	$29,900
Audit-Related Fees	N/A	N/A
Tax Fees	$5,600	$5,600
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2018	FYE 10/31/2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2018	FYE 10/31/2017
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/9/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	1/9/2019

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	1/9/2019